UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2005

Item 1. Reports to Stockholders

Fidelity® Cash Central Fund

Annual Report

May 31, 2005

1.743118.105 406675

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Actual	$ 1,000.00	$ 1,012.70	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.92	$ .01

*Expenses are equal to the Fund's annualized expense ratio of .0015%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/05	% of fund's investments 11/30/04	% of fund's investments 5/31/04
0 - 30	94.3	82.8	69.8
31 - 90	5.7	7.9	12.2
91 - 180	0.0	9.3	9.6
181 - 397	0.0	0.0	8.4
Weighted Average Maturity
	5/31/05	11/30/04	5/31/04
Fidelity Cash Central Fund	6 Days	21 Days	49 Days
All Taxable Money Market Funds Average*	35 Days	40 Days	51 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2005	As of November 30, 2004
Bank CDs, BAs, TDs, and Notes 9.6%	Bank CDs, BAs, TDs, and Notes 19.5%
Government Securities 11.1%	Government Securities 35.4%
Repurchase Agreements 79.5%	Repurchase Agreements 45.2%
Net Other Assets** (0.2)%	Net Other Assets** (0.1)%

** Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	5/31/05	3/1/05	11/30/04	8/31/04	6/1/04
Fidelity Cash Central Fund	3.05%	2.51%	1.98%	1.53%	1.10%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments May 31, 2005

Showing Percentage of Net Assets

Federal Agencies - 11.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 6.7%
Agency Coupons - 5.3%
6/6/05	2.82% (a)	$ 300,000,000	$ 299,952,554
6/7/05	2.98 (a)	325,000,000	324,864,274
6/21/05	2.93 (a)	130,000,000	129,881,334
6/29/05	2.99 (a)	270,500,000	270,407,868
8/22/05	3.18 (a)	360,000,000	359,780,563
			1,384,886,593
Discount Notes - 1.4%
8/8/05	3.03	375,000,000	372,878,542
			1,757,765,135
Federal Home Loan Bank - 4.4%
Agency Coupons - 4.4%
6/13/05	2.88 (a)	375,000,000	374,692,676
8/10/05	3.12 (a)	250,000,000	249,847,390
8/26/05	3.17 (a)	515,000,000	514,933,016
			1,139,473,082
TOTAL FEDERAL AGENCIES			2,897,238,217
Time Deposits - 9.6%

Fifth Third Bank, Cincinnati
6/1/05	3.09	100,000,000	100,000,000
HSH Nordbank AG
6/1/05	3.06	600,000,000	600,000,000
ING Belgium SA/NV
6/1/05	3.06	1,200,000,000	1,200,000,000
KBC Bank NV
6/1/05	3.06	600,000,000	600,000,000
TOTAL TIME DEPOSITS			2,500,000,000
Interfund Loans - 0.0%

With Fidelity Worldwide Fund, at 3.20%, due 6/1/05 (c)		317,000	317,000
Repurchase Agreements - 79.5%
		Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 5/31/05 due 6/1/05 At:
3.07% (b)		$ 15,130,578,630	$ 15,129,288,000
3.07% (b)		31,699,703	31,697,000
3.08% (b)		646,627,231	646,572,000
In a joint trading account (Collateralized by U.S. Treasury Obligations) dated 5/31/05 due 6/1/05 At:
2.97% (b)		4,350,984,339	4,350,625,000
2.98% (b)		221,749,357	221,731,000
With Goldman Sachs & Co. At:
3.13%, dated 5/31/05 due 6/1/05 (Collateralized by Mortgage Loan Obligations valued at $156,571,847, 0% - 8%, 1/15/06 - 1/1/44)		150,013,052	150,000,000
3.16%, dated 5/31/05 due 6/1/05 (Collateralized by Mortgage Loan Obligations valued at $241,325,266, 0% - 10.36%, 1/15/11 - 10/25/44)		237,020,820	237,000,000
TOTAL REPURCHASE AGREEMENTS			20,766,913,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $26,164,468,217)			26,164,468,217
NET OTHER ASSETS - (0.2)%			(58,300,649)
NET ASSETS - 100%			$ 26,106,167,568
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$15,129,288,000 due 6/1/05 at 3.07%
Banc of America Securities LLC.	$ 3,005,599,040
Bank of America, National Association	256,888,807
Barclays Capital Inc.	3,801,954,343
Countrywide Securities Corporation	1,027,555,227
Credit Suisse First Boston LLC	256,888,807
Morgan Stanley & Co. Incorporated.	3,403,776,691
UBS Securities LLC	3,339,554,489
Wachovia Capital Markets, LLC	37,070,596
$ 15,129,288,000
$31,697,000 due 6/1/05 at 3.07%
Merrill Lynch Government Securities, Inc.	$ 31,697,000
Repurchase Agreement/ Counterparty	Value
$646,572,000 due 6/1/05 at 3.08%
Banc of America Securities LLC	$ 285,983,770
Credit Suisse First Boston LLC	248,681,538
Morgan Stanley & Co. Incorporated.	111,906,692
$ 646,572,000
$4,350,625,000 due 6/1/05 at 2.97%
Banc of America Securities LLC.	651,688,913
Barclays Capital Inc.	1,075,286,704
BNP Paribas Securities Corp.	553,935,576
Deutsche Bank Securities Inc.	651,688,913
Merrill Lynch Government Securities, Inc.	169,439,117
Morgan Stanley & Co. Incorporated.	222,199,200
UBS Securities LLC	472,451,001
Wachovia Capital Markets, LLC	553,935,576
$ 4,350,625,000
$221,731,000 due 6/1/05 at 2.98%
Banc of America Securities LLC.	108,939,544
Barclays Capital Inc.	54,943,422
Credit Suisse First Boston LLC	37,892,015
State Street Bank and Trust Company	19,956,019
$ 221,731,000
(c) Affiliated entity
Income Tax Information
At May 31, 2005, the fund had a capital loss carryforward of approximately $2,283,569 of which $208,156 and $2,075,413 will expire on May 31, 2012 and 2013, respectively.

A total of 6.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005

Assets
Investment in securities, at value (including repurchase agreements of $20,766,913,000) (cost $26,164,468,217) - See accompanying schedule		$ 26,164,468,217
Cash		664,713
Interest receivable		8,982,229
Prepaid expenses		66,983
Other affiliated receivables		2,508
Total assets		26,174,184,650

Liabilities
Distributions payable	$ 67,977,356
Other payables and accrued expenses	39,726
Total liabilities		68,017,082

Net Assets		$ 26,106,167,568
Net Assets consist of:
Paid in capital		$ 26,105,951,838
Undistributed net investment income		70,889
Accumulated undistributed net realized gain (loss) on investments		144,841
Net Assets, for 26,102,580,640 shares outstanding		$ 26,106,167,568
Net Asset Value, offering price and redemption price per share ($26,106,167,568 ÷ 26,102,580,640 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended May 31, 2005

Investment Income
Interest		$ 566,070,612

Expenses
Independent trustees' compensation	$ 141,956
Custodian fees and expenses	100,875
Audit	33,926
Legal	1,694
Insurance	150,508
Miscellaneous	2,174
Total expenses before reductions	431,133
Expense reductions	(9,121)	422,012
Net investment income		565,648,600
Net realized gain (loss) on investment securities		(1,219,495)
Net increase in net assets resulting from operations		$ 564,429,105

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended May 31, 2005	Year ended May 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 565,648,600	$ 257,648,002
Net realized gain (loss)	(1,219,495)	(1,077,029)
Net increase in net assets resulting from operations	564,429,105	256,570,973
Distributions to shareholders from net investment income	(566,152,104)	(257,233,614)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	139,512,275,187	132,141,209,139
Cost of shares redeemed	(136,781,982,194)	(133,937,848,247)
Net increase (decrease) in net assets and shares resulting from share transactions	2,730,292,993	(1,796,639,108)
Total increase (decrease) in net assets	2,728,569,994	(1,797,301,749)

Net Assets
Beginning of period	23,377,597,574	25,174,899,323
End of period (including undistributed net investment income of $70,889 and undistributed net investment income of $5,606,957, respectively)	$ 26,106,167,568	$ 23,377,597,574

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.020	.011	.016	.026	.060
Distributions from net investment income	(.020)	(.011)	(.016)	(.026)	(.060)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.05%	1.11%	1.58%	2.68%	6.21%
Ratios to Average Net Assets B
Expenses before expense reductions	.0016%	.0016%	.0016%	.0017%	.0016%
Expenses net of voluntary waivers, if any	.0016%	.0016%	.0016%	.0017%	.0016%
Expenses net of all reductions	.0015%	.0016%	.0016%	.0016%	.0016%
Net investment income	2.05%	1.10%	1.58%	2.63%	6.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,106,168	$ 23,377,598	$ 25,174,899	$ 27,692,376	$ 28,927,649

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2005

1. Significant Accounting Policies.

Fidelity Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to excise tax regulations.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	2,512,254
Capital loss carryforward	(2,283,569)

Cost for federal income tax purposes	$ 26,164,468,217

The tax character of distributions paid was as follows:

	May 31, 2005	May 31, 2004
Ordinary Income	$ 566,152,104	$ 257,233,614

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Annual Report

Notes to Financial Statements - continued

3. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Lender	$ 14,561,547	2.58%	$ 110,798	-

4. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $9,121.

5. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Central Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 8, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 308 funds advised by FMR or an affiliate. Mr. McCoy oversees 310 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 299 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1996

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Cash Central (2001-present). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Revere Street Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System (1996-present).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Revere Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2000

Vice President of Cash Central. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (57)

Year of Election or Appointment: 2002

Vice President of Cash Central. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Timothy Huyck (40)

Year of Election or Appointment: 2004

Vice President of Cash Central. Mr Huyck also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Huyck managed a variety of Fidelity funds.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Cash Central. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Cash Central. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Cash Central. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Cash Central. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002-present) and President of Fidelity Investment Operations (2005-present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998-2005). Mr. Hayes serves as President of Fidelity Service Company (2003-present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002-2005).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Cash Central. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Cash Central. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Cash Central. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Cash Central. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (35)

Year of Election or Appointment: 2005

Deputy Treasurer of Cash Central. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

John H. Costello (58)
Year of Election or Appointment: 1996 Assistant Treasurer of Cash Central. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of Cash Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (50)
Year of Election or Appointment: 2002 Assistant Treasurer of Cash Central. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

Fidelity® Municipal
Cash Central Fund

Annual Report

May 31, 2005

1.743117.105 407039

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Actual	$ 1,000.00	$ 1,010.70	$ .03
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.91	$ .03

* Expenses are equal to the Fund's annualized expense ratio of .0052%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 5/31/05	% of fund's investments 11/30/04	% of fund's investments 5/31/04
0 - 30	99.8	99.9	99.9
31 - 90	0.2	0.1	0.0
91 - 180	0.0	0.0	0.1
Weighted Average Maturity
	5/31/05	11/30/04	5/31/04
Fidelity Municipal Cash Central Fund	4 Days	4 Days	5 Days
All Tax-Free Money Market Funds Average *	22 Days	35 Days	32 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2005	As of November 30, 2004
Variable Rate Demand Notes (VRDNs) 99.5%	Variable Rate Demand Notes (VRDNs) 98.9%
Commercial Paper (including CP Mode) 0.2%	Commercial Paper (including CP Mode) 0.1%
Net Other Assets 0.3%	Net Other Assets 1.0%

Current and Historical Seven-Day Yields

	5/30/05	2/28/05	11/29/04	8/30/04	5/31/04
Fidelity Municipal Cash Central Fund	3.00%	1.83%	1.71%	1.34%	1.10%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments May 31, 2005

Showing Percentage of Net Assets

Municipal Securities - 99.7%
	Principal Amount	Value (Note 1)
Alabama - 0.9%
Mobile Indl. Dev. Board Rev.:
(Alabama Pwr. Theodore Plant Proj.) Series A, 3.05%, VRDN (b)(c)	$ 9,300,000	$ 9,300,000
(Newark Group Ind. Proj.) 3.01%, LOC Wachovia Bank NA, VRDN (b)(c)	5,365,000	5,365,000
		14,665,000
Arizona - 1.4%
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 3.05%, LOC KBC Bank NV, VRDN (b)(c)	6,790,000	6,790,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Corp. Proj.) Series 1988, 2.85% tender 8/11/05, CP mode (c)	3,000,000	3,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 3.07%, LOC Fannie Mae, VRDN (b)(c)	4,200,325	4,200,325
(San Angelin Apts. Proj.) 3.02%, LOC Fannie Mae, VRDN (b)(c)	4,400,000	4,400,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PT 1082, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,645,000	1,645,000
Tucson Indl. Dev. Auth. Rev. (Clarion Santa Rita Hotel Proj.) Series 2002, 3.05%, LOC JPMorgan Chase Bank, VRDN (b)(c)	2,250,000	2,250,000
		22,285,325
Arkansas - 0.8%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) 3.09%, LOC Fannie Mae, VRDN (b)(c)	1,000,000	1,000,000
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series MS 1139, 3.04% (Liquidity Facility Morgan Stanley) (b)(c)(d)	7,710,000	7,710,000
Series ROC II R121, 3.04% (Liquidity Facility Citibank NA) (b)(c)(d)	4,280,000	4,280,000
		12,990,000
California - 3.9%
California Home Mtg. Fin. Auth. Homebuyers Fund Single Family Participating VRDN Series ROC II R321, 3.03% (Liquidity Facility Citibank NA) (b)(c)(d)	13,625,000	13,625,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
California - continued
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Participating VRDN:
Series MT 22, 3.04% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	$ 7,270,000	$ 7,270,000
Series PT 998, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,100,000	3,100,000
Series 2002 U, 2.94% (FSA Insured), VRDN (b)(c)	18,345,000	18,345,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 3%, LOC JPMorgan Chase Bank, VRDN (b)(c)	16,900,000	16,900,000
Irvine Impt. Bond Act of 1915 (Assessment District #89-10 Proj.) 2.98%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)	3,435,000	3,435,000
Los Angeles Reg'l. Arpt. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) 3.26%, LOC Societe Generale, VRDN (b)(c)	1,425,000	1,425,000
		64,100,000
Colorado - 4.2%
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 3.1%, LOC JPMorgan Chase Bank, VRDN (b)	1,000,000	1,000,000
Colorado Hsg. & Fin. Auth.:
Series 2002 A3, 3.08% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	6,215,000	6,215,000
Series 2003 A2 Class I, 3.08% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(c)	28,700,000	28,700,000
Series A2 Class 1, 3.08% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(c)	2,800,000	2,800,000
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 3%, LOC Wachovia Bank NA, VRDN (b)(c)	1,700,000	1,700,000
Colorado Springs Utils. Rev. Participating VRDN Series SGA 88, 3% (Liquidity Facility Societe Generale) (b)(d)	4,400,000	4,400,000
Denver City & County Arpt. Rev. Participating VRDN:
Series PT 688, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	6,235,000	6,235,000
Series PT 920, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,500,000	1,500,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series MS 997, 3.06% (Liquidity Facility Morgan Stanley) (b)(d)	6,175,000	6,175,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Colorado - continued
El Paso County Co. Single Family Mtg. Rev. Participating VRDN Series MS 1136, 3.06% (Liquidity Facility Morgan Stanley) (b)(c)(d)	$ 8,470,000	$ 8,470,000
Moffat County Poll. Cont. Rev. (Colorado-UTE Elec. Assoc., Inc. Proj.) Series 1984, 3.08% (AMBAC Insured), VRDN (b)	1,000,000	1,000,000
		68,195,000
Delaware - 0.6%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 3.11%, VRDN (b)(c)	8,000,000	8,000,000
Series 1993 C, 3.14%, VRDN (b)	700,000	700,000
Series 1999 B, 3.2%, VRDN (b)(c)	1,100,000	1,100,000
		9,800,000
District Of Columbia - 1.5%
District of Columbia Gen. Oblig. Participating VRDN Series Merlots 01 A127, 3% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,130,000	3,130,000
Metropolitan Washington Arpts. Auth. Participating VRDN Series MSTC 01 130, 3.02% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)(d)	11,060,000	11,060,000
Metropolitan Washington Arpts. Auth. Sys. Rev. Participating VRDN:
Series Putters 404, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	1,700,000	1,700,000
Series ROC II R195, 3.04% (Liquidity Facility Citibank NA) (b)(c)(d)	1,500,000	1,500,000
Series Stars 126, 3.05% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	6,715,000	6,715,000
		24,105,000
Florida - 1.5%
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 2.99%, VRDN (b)	1,300,000	1,300,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 3.11% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	1,275,000	1,275,000
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 3% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	2,300,000	2,300,000
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series MS 01 634, 2.99% (Liquidity Facility Morgan Stanley) (b)(d)	3,950,000	3,950,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (La Miranda Gardens Proj.) Series A, 3.03%, LOC Suntrust Bank, VRDN (b)(c)	$ 2,500,000	$ 2,500,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 2411, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,590,000	2,590,000
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 2355, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,010,000	4,010,000
Tampa Bay Wtr. Util. Sys. Rev. 3%, LOC Bank of America NA, VRDN (b)(c)	6,900,000	6,900,000
		24,825,000
Georgia - 3.4%
Atlanta Arpt. Rev. Participating VRDN:
Series PT 2503, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,190,000	5,190,000
Series PT 901, 3.05% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	6,175,000	6,175,000
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 3.04%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(c)	12,950,000	12,950,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 B, 3.03%, LOC Gen. Elec. Cap. Corp., VRDN (b)(c)	2,900,000	2,900,000
Series 2000 C, 3.03%, LOC Gen. Elec. Cap. Corp., VRDN (b)(c)	3,700,000	3,700,000
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 3.11%, LOC Comerica Bank, Texas, VRDN (b)(c)	1,210,000	1,210,000
Gainesville & Hall County Dev. Auth. Indl. Exempt Facility Rev. (Spout Springs Wtr. LLC Proj.) 3%, LOC Bank of America NA, VRDN (b)(c)	5,900,000	5,900,000
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Mill Apts. Proj.) 3.02%, LOC Suntrust Bank, VRDN (b)(c)	2,000,000	2,000,000
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 B, 3.02%, LOC Suntrust Bank, VRDN (b)(c)	2,330,000	2,330,000
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf Proj.) 3.07%, LOC Wachovia Bank NA, VRDN (b)(c)	4,695,000	4,695,000
Winder-Barrow County Joint Dev. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.) 3.02%, LOC Suntrust Bank, VRDN (b)(c)	8,000,000	8,000,000
		55,050,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Participating VRDN Series PT 2310, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 1,330,000	$ 1,330,000
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Participating VRDN Series LB 05 L6, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	8,960,000	8,960,000
		10,290,000
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Participating VRDN Series PA 145A, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	559,000	559,000
Illinois - 6.7%
Boone McHenry & Dekalb Counties Cmnty. Unit School District #100 Participating VRDN Series PZ 50, 3.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,735,000	2,735,000
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 3.1%, LOC Fannie Mae, VRDN (b)(c)	1,415,000	1,415,000
Chicago Gen. Oblig. Participating VRDN Series EGL 01 1303, 3.11% (Liquidity Facility Citibank NA, New York) (b)(d)	2,450,000	2,450,000
Chicago Midway Arpt. Rev. Series 1998 B, 3.02% (MBIA Insured), VRDN (b)(c)	72,500,000	72,500,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series MT 49, 3.05% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	2,000,000	2,000,000
Series MT 53, 3.05% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	2,300,000	2,300,000
Series MT 59, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	6,150,000	6,150,000
Series Putters 653Z, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	4,195,000	4,195,000
Series ROC II R239, 3.04% (Liquidity Facility Citibank NA) (b)(c)(d)	5,200,000	5,200,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series PZ 40, 3.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,120,000	2,120,000
Illinois Student Assistance Commission Student Ln. Rev. Series 1996 A, 3.01%, LOC Bank of America NA, VRDN (b)(c)	700,000	700,000
Lemont Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) 3.04%, LOC Bank of New York, New York, VRDN (b)(c)	7,650,000	7,650,000
		109,415,000
Indiana - 2.5%
Indiana Dev. Fin. Auth. Envir. Rev. (Republic Svcs., Inc. Proj.) Series 2001, 3.02%, LOC Suntrust Bank, VRDN (b)(c)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Indiana - continued
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc. Proj.) 3.02%, LOC Suntrust Bank, VRDN (b)(c)	$ 10,350,000	$ 10,350,000
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L45J, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	7,360,000	7,360,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series MT 39, 3.05% (Liquidity Facility Svenska Handelsbanken AB) (b)(c)(d)	4,585,000	4,585,000
Series PT 731, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,600,000	2,600,000
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 3.16%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(c)	540,000	540,000
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) 3.04%, VRDN (b)(c)	5,000,000	5,000,000
		40,435,000
Iowa - 0.6%
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 3.02%, LOC KBC Bank NV, VRDN (b)	9,075,000	9,075,000
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series 1999, 3.05%, LOC Bank of America NA, VRDN (b)(c)	1,300,000	1,300,000
		10,375,000
Kansas - 0.3%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) 3.02%, LOC Bank of America NA, VRDN (b)(c)	5,600,000	5,600,000
Kentucky - 3.9%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 3.01%, LOC JPMorgan Chase Bank, VRDN (b)(c)	9,570,000	9,570,000
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series PT 490, 3.05% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	3,125,000	3,125,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 3.01%, LOC Bank of America NA, VRDN (b)(c)	2,920,000	2,920,000
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN:
Series MT 113, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,665,000	1,665,000
Series PT 741, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,715,000	5,715,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Kentucky - continued
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 3.02% (United Parcel Svc. of America Guaranteed), VRDN (b)(c)	$ 3,040,000	$ 3,040,000
Series B, 3.02% (United Parcel Svc. of America Guaranteed), VRDN (b)(c)	36,300,000	36,300,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	1,695,000	1,695,000
		64,030,000
Louisiana - 9.9%
Calcasieu Parish Indl. Dev. Board Envir. Rev. (Citgo Petroleum Corp. Proj.):
Series 1994, 3.04%, LOC BNP Paribas SA, VRDN (b)(c)	17,300,000	17,300,000
3.04%, LOC BNP Paribas SA, VRDN (b)(c)	40,700,000	40,700,000
East Baton Rouge Mtg. Fing. Auth. Single Family Rev. Participating VRDN Series MS 973, 3.04% (Liquidity Facility Morgan Stanley) (b)(c)(d)	10,300,000	10,300,000
Jefferson Parish Home Mtg. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L51J, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	3,750,000	3,750,000
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series MS 1066, 3.04% (Liquidity Facility Morgan Stanley) (b)(c)(d)	1,400,000	1,400,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series A, 3.03%, VRDN (b)(c)	26,300,000	26,300,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 3.02%, VRDN (b)(c)	40,000,000	40,000,000
Series 1993, 3.03%, VRDN (b)(c)	7,450,000	7,450,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 3.14%, VRDN (b)(c)	1,000,000	1,000,000
Series 1994 A, 3.14%, VRDN (b)(c)	10,200,000	10,200,000
Series 1995, 3.14%, VRDN (b)(c)	3,050,000	3,050,000
		161,450,000
Maine - 0.3%
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN:
Series MT 12, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,335,000	3,335,000
Series PT 2487, 3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,090,000	2,090,000
		5,425,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Maryland - 0.2%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series PT 2607, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 2,640,000	$ 2,640,000
Massachusetts - 0.3%
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 3.02%, LOC JPMorgan Chase Bank, VRDN (b)(c)	5,000,000	5,000,000
Michigan - 0.9%
Detroit Swr. Disp. Rev.:
Participating VRDN Series Merlots 01 A112, 3% (Liquidity Facility Wachovia Bank NA) (b)(d)	2,450,000	2,450,000
Series B, 2.97% (FSA Insured), VRDN (b)	3,000,000	3,000,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Mans Proj.) Series 1998, 3.12%, LOC Comerica Bank, Detroit, VRDN (b)(c)	600,000	600,000
(Orchestra Place Renewal Proj.) Series 2000, 3.08%, LOC ABN-AMRO Bank NV, VRDN (b)	9,200,000	9,200,000
		15,250,000
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 118, 3.05% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	3,400,000	3,400,000
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 3.02%, LOC Lasalle Bank NA, VRDN (b)(c)	1,350,000	1,350,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series LB 03 L28J, 3.17% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	5,050,000	5,050,000
		9,800,000
Mississippi - 3.0%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 3.03%, VRDN (b)(c)	17,350,000	17,350,000
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc. Proj.) 3.01%, LOC JPMorgan Chase Bank, VRDN (b)(c)	4,700,000	4,700,000
Mississippi Home Corp. Single Family Rev. Participating VRDN Series MS 989, 3.06% (Liquidity Facility Morgan Stanley) (b)(c)(d)	26,125,000	26,125,000
		48,175,000
Missouri - 0.6%
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series Merlots B38, 3% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,340,000	9,340,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Montana - 0.3%
Montana Board of Hsg. Participating VRDN Series Putters 348, 3.03% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	$ 4,445,000	$ 4,445,000
Nebraska - 1.5%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3%, LOC Bank of America NA, VRDN (b)(c)	1,500,000	1,500,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Merlots 00 UU, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	750,000	750,000
Series 2000 F, 3.08% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	6,725,000	6,725,000
Series 2001 B, 3.08% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	8,680,000	8,680,000
Series 2001 C, 3.08% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	1,715,000	1,715,000
Series 2002 B, 3.08% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	2,940,000	2,940,000
Series 2002 C, 3.08% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	2,450,000	2,450,000
Series 2002 F, 3.08% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	330,000	330,000
		25,090,000
Nevada - 1.2%
Clark County Arpt. Rev. Participating VRDN:
Series PT 2806, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,450,000	3,450,000
Series Putters 498, 3.03% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(c)(d)	5,295,000	5,295,000
Clark County Indl. Dev. Rev.:
Participating VRDN Series PA 1023, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	6,190,000	6,190,000
(Southwest Gas Corp. Proj.) Series A, 3.03%, LOC Fleet Nat'l. Bank, VRDN (b)(c)	3,750,000	3,750,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 3% (Liquidity Facility Societe Generale) (b)(d)	1,500,000	1,500,000
		20,185,000
New Hampshire - 0.9%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 03 4, 3.07% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	6,675,572	6,675,572
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Hampshire - continued
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 3.1%, LOC Wachovia Bank NA, VRDN (b)(c)	$ 4,165,000	$ 4,165,000
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN:
Series Merlots 02 A4, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	1,125,000	1,125,000
Series PT 624, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,980,000	1,980,000
		13,945,572
New Jersey - 0.7%
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (United Wtr., Inc. Proj.) Series 1996 C, 3.1% (AMBAC Insured), VRDN (b)(c)	11,800,000	11,800,000
New Mexico - 0.9%
New Mexico Gen. Oblig. Participating VRDN Series LB 04 L45, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	6,500,000	6,500,000
New Mexico Mtg. Fin. Auth. Participating VRDN Series PT 739, 3.04% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	2,440,000	2,440,000
New Mexico Single Family Hsg. Rev. Participating VRDN Series RF 00 B2, 3.11% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	5,755,000	5,755,000
		14,695,000
New York - 0.3%
New York City Gen. Oblig. Participating VRDN Series ROC II R251, 3.03% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	4,900,000	4,900,000
Non State Specific - 1.5%
Clipper Tax-Exempt Ctfs. Trust Participating VRDN:
Series Clipper 04 11, 3.11% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	4,300,000	4,300,000
Series Clipper 05 7, 3.08% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	2,400,000	2,400,000
Clipper Tax-Exempt Trust Participating VRDN:
Series Clipper 03 1, 3.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,000,182	4,000,182
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Non State Specific - continued
Clipper Tax-Exempt Trust Participating VRDN: - continued
Series Clipper 03 3, 3.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 3,300,000	$ 3,300,000
Series CTEC 03 10, 3.16% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	10,400,000	10,400,000
		24,400,182
North Carolina - 2.5%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 3.1%, LOC Nat'l. City Bank, VRDN (b)(c)	1,175,000	1,175,000
Durham Hsg. Auth. Multi-family Hsg. Rev. (Lakeside Garden Apts. Proj.) 3.02%, LOC Suntrust Bank, VRDN (b)(c)	6,775,000	6,775,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 3.14%, VRDN (b)(c)	18,800,000	18,800,000
North Carolina Cap. Facilities Fin. Agcy. (Republic Services, Inc. Proj.) 3.02%, LOC Suntrust Bank, VRDN (b)(c)	5,000,000	5,000,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series LB 04 L14, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	3,890,000	3,890,000
Series Merlots 00 A37, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	2,695,000	2,695,000
Series Merlots A70, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	3,105,000	3,105,000
		41,440,000
North Dakota - 0.0%
Fargo Indl. Dev. Rev. (Owen Ind., Inc. Proj.) Series 1997, 3.02%, LOC Wells Fargo Bank NA, Minnesota, VRDN (b)(c)	600,000	600,000
Ohio - 2.0%
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Sub Series B3, 3.03%, VRDN (b)	17,300,000	17,300,000
Ohio Air Quality Dev. Auth. Rev. (AK Steel Corp. Proj.) Series A, 3.08%, LOC ABN-AMRO Bank NV, VRDN (b)(c)	3,500,000	3,500,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series BA 01 I, 3.08% (Liquidity Facility Bank of America NA) (b)(c)(d)	1,600,000	1,600,000
Series PT 582, 3.04% (Liquidity Facility Svenska Handelsbanken AB) (b)(c)(d)	3,985,000	3,985,000
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 3.03%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	6,800,000	6,800,000
		33,185,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Oklahoma - 0.4%
Oklahoma City Gen. Oblig. Participating VRDN Series Putters 743, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 2,595,000	$ 2,595,000
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series PT 167, 3.04% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	760,000	760,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 582, 3.06% (Liquidity Facility Morgan Stanley) (b)(c)(d)	2,400,000	2,400,000
		5,755,000
Oregon - 0.9%
Oregon Gen. Oblig. Participating VRDN Series LB 04 L73J, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	10,100,000	10,100,000
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) 3%, LOC Bank of America NA, VRDN (b)(c)	5,050,000	5,050,000
		15,150,000
Pennsylvania - 2.9%
Allegheny County Indl. Dev. Auth. Rev.:
(Sacred Heart High School Proj.) 3.04%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	1,000,000	1,000,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 3.06%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	1,000,000	1,000,000
(UPMC Children's Hosp. Proj.) Series 2004 A, 3.06%, VRDN (b)	5,600,000	5,600,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 3.09%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	9,100,000	9,100,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Merck & Co. Proj.) Series 2000, 3.04%, VRDN (b)(c)	2,900,000	2,900,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 3.06%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	800,000	800,000
Series 2004 D3, 3.06%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	1,500,000	1,500,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev. Series 2001 B, 3.02% (FSA Insured), VRDN (b)(c)	6,100,000	6,100,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN:
Series PA 930, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,000,000	1,000,000
Series PT 890, 3.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,240,000	4,240,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 3.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 3,300,000	$ 3,300,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 B, 3.05%, LOC Dexia Cr. Local de France, VRDN (b)(c)	11,450,000	11,450,000
		47,990,000
South Carolina - 2.2%
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical Co. Proj.) 3.04%, VRDN (b)(c)	8,700,000	8,700,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 3.06%, VRDN (b)(c)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series B, 3.14%, VRDN (b)(c)	10,000,000	10,000,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Belton Woods Apt. Proj.) 3.02%, LOC Suntrust Bank, VRDN (b)(c)	5,555,000	5,555,000
(Cedarwoods Apts. Proj.) 3.02%, LOC Suntrust Bank, VRDN (b)(c)	5,620,000	5,620,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Mohawk Ind., Inc. Proj.) Series 1997 A, 3.05%, LOC Wachovia Bank NA, VRDN (b)(c)	1,000,000	1,000,000
(Turnils North America Proj.) Series 1999, 3.02%, LOC Wachovia Bank NA, VRDN (b)(c)	1,565,000	1,565,000
		36,440,000
South Dakota - 0.5%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series BA 01 S, 3.11% (Liquidity Facility Bank of America NA) (b)(c)(d)	3,380,000	3,380,000
Series LB 04 L67 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	3,600,000	3,600,000
South Dakota Hsg. Dev. Auth. Single Family Rev. Participating VRDN Series PT 889, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,780,000	1,780,000
		8,760,000
Tennessee - 2.5%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) 2.98%, LOC Bank of America NA, VRDN (b)	9,500,000	9,500,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Tennessee - continued
Sevier County Pub. Bldg. Auth. Rev.:
Series 2001 III A, 3.04% (AMBAC Insured), VRDN (b)(c)	$ 20,970,000	$ 20,970,000
Series 6A1, 3% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	7,130,000	7,130,000
		40,600,000
Texas - 21.6%
Austin Arpt. Sys. Rev. Participating VRDN Series Merlots 00 J, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	2,000,000	2,000,000
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.) Series 2001 2, 2.98% (MBIA Insured), VRDN (b)	6,500,000	6,500,000
Bexar County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Rosemont at Acme Apts. Proj.) 3.02%, LOC Wachovia Bank NA, VRDN (b)(c)	6,750,000	6,750,000
Brazos County Hsg. Fin. Corp. Single Family Mortgage Rev. Participating VRDN Series MT 76, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,400,000	5,400,000
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.):
3.01%, LOC Wachovia Bank NA, VRDN (b)(c)	2,900,000	2,900,000
3.01%, LOC Wachovia Bank NA, VRDN (b)(c)	5,800,000	5,800,000
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 3.04%, LOC JPMorgan Chase Bank, VRDN (b)(c)	8,600,000	8,600,000
Series 2002 A:
3.04%, LOC Bank of America NA, VRDN (b)(c)	8,300,000	8,300,000
3.04%, LOC JPMorgan Chase Bank, VRDN (b)(c)	12,500,000	12,500,000
Series 2002 B:
3.04%, LOC JPMorgan Chase Bank, VRDN (b)(c)	12,100,000	12,100,000
3.04%, LOC JPMorgan Chase Bank, VRDN (b)(c)	7,500,000	7,500,000
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 3.02%, LOC Wachovia Bank NA, VRDN (b)(c)	2,900,000	2,900,000
3.02%, LOC Wachovia Bank NA, VRDN (b)(c)	2,900,000	2,900,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 3.02%, LOC Fannie Mae, VRDN (b)(c)	3,000,000	3,000,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series PT 738, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,910,000	3,910,000
Series Putters 351, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Denton County Gen. Oblig. Participating VRDN Series SGA 117, 3% (Liquidity Facility Societe Generale) (b)(d)	$ 8,930,000	$ 8,930,000
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co. Proj.) Series 1993, 3.04%, VRDN (b)(c)	9,300,000	9,300,000
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 1999, 3.04%, LOC BNP Paribas SA, VRDN (b)(c)	7,700,000	7,700,000
3.02%, LOC WestLB AG, VRDN (b)(c)	11,400,000	11,400,000
Gulf Coast Indl. Dev. Auth. Exempt Facilities Indl. Rev. (BP Global Pwr. Corp. Proj.) 3.04%, VRDN (b)(c)	9,200,000	9,200,000
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) 3.04%, LOC JPMorgan Chase Bank, VRDN (b)(c)	36,300,000	36,300,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Amoco Oil Co. Proj.):
Series 1998, 3.04%, VRDN (b)(c)	8,500,000	8,500,000
Series 2001, 3.04%, VRDN (b)(c)	3,725,000	3,725,000
(BP Amoco Chemical Co. Proj.) 3.04%, VRDN (b)(c)	18,800,000	18,800,000
(BP Prods. North America, Inc. Proj.) 3.04%, VRDN (b)(c)	17,600,000	17,600,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.):
Series 1993, 3.02%, VRDN (b)(c)	7,600,000	7,600,000
Series 1994, 3.04%, VRDN (b)(c)	9,600,000	9,600,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Children's Hosp. Proj.) Series 1999 B1, 2.98% (MBIA Insured), VRDN (b)	9,000,000	9,000,000
Harris County Health Facilities Dev. Corp. Rev. (Texas Med. Ctr. Proj.) Series 2001, 2.98% (MBIA Insured), VRDN (b)	17,605,000	17,605,000
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Primrose Aldine Bender Apt. Proj.) 3.02%, LOC Fannie Mae, VRDN (b)(c)	6,170,000	6,170,000
Houston Arpt. Sys. Rev. Participating VRDN Series MS 845, 3.01% (Liquidity Facility Morgan Stanley) (b)(d)	3,010,000	3,010,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) 3.02%, LOC Fannie Mae, VRDN (b)(c)	3,000,000	3,000,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series Merlots 02 A16, 3% (Liquidity Facility Wachovia Bank NA) (b)(d)	2,285,000	2,285,000
Klein Independent School District Participating VRDN Series Merlots 05 C2, 3% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,170,000	4,170,000
Muni. Secs Pool Trust Rcpts Participating VRDN Series SG 04 P19, 3.11% (Liquidity Facility Societe Generale) (b)(d)	1,625,000	1,625,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) Series 1998, 3.04%, LOC JPMorgan Chase Bank, VRDN (b)(c)	$ 3,000,000	$ 3,000,000
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 3.08%, VRDN (b)(c)	2,895,000	2,895,000
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series LB 05 L2, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	5,000,000	5,000,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev. (Pinnacle Apts. Proj.) 3.02%, LOC Fannie Mae, VRDN (b)(c)	7,500,000	7,500,000
Texas Gen. Oblig.:
Participating VRDN:
Series LB 04 L61J, 3.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	5,500,000	5,500,000
Series LB 04 L62J, 3.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	5,100,000	5,100,000
Series LB 04 L66, 3.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	2,700,000	2,700,000
(Veterans Hsg. Assistance Prog.) Series A, 3.08% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	3,580,000	3,580,000
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 3.02%, LOC Fannie Mae, VRDN (b)(c)	6,700,000	6,700,000
Univ. of North Texas Univ. Rev. Participating VRDN Series SGA 146, 3% (Liquidity Facility Societe Generale) (b)(d)	3,000,000	3,000,000
West Side Calhoun County Navigation District Envir. Facilities Rev. (BP Chemicals, Inc. Proj.) Series 2000, 3.04%, VRDN (b)(c)	19,000,000	19,000,000
		353,055,000
Utah - 0.3%
Weber County Hosp. Rev. (IHC Health Services, Inc. Proj.) Series C, 2.98% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	4,750,000	4,750,000
Virginia - 0.1%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.05% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	1,700,000	1,700,000
Washington - 6.9%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 00 R, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	2,400,000	2,400,000
Pierce County Econ. Dev. Corp. Rev. (K&M Hldgs. II Proj.) Series 1997, 3.27%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(c)	1,100,000	1,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Washington - continued
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev. (Atlantic Richfield Proj.) 3.04%, VRDN (b)(c)	$ 19,600,000	$ 19,600,000
Port of Seattle Rev. Participating VRDN:
Series PT 2171, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,095,000	3,095,000
Series ROC II R329, 3.04% (Liquidity Facility Citibank NA) (b)(c)(d)	1,000,000	1,000,000
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 3% (Liquidity Facility Societe Generale) (b)(d)	5,000,000	5,000,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series SGA 96, 3% (Liquidity Facility Societe Generale) (b)(d)	14,955,000	14,955,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) 3.07%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	9,145,000	9,145,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, 3%, LOC JPMorgan Chase Bank, VRDN (b)(c)	5,000,000	5,000,000
Washington Hsg. Fin. Commission Participating VRDN:
Series MT 105, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,220,000	3,220,000
Series PT 636, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	6,680,000	6,680,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Crestview Apts. Proj.) 3.04%, LOC Bank of America NA, VRDN (b)(c)	14,000,000	14,000,000
(Seaport Landing Retirement Proj.) Series A, 2.96%, LOC Bank of America NA, VRDN (b)(c)	11,880,000	11,880,000
(Silver Creek Apts. Proj.) Series A, 3.02%, LOC Fannie Mae, VRDN (b)(c)	4,100,000	4,100,000
(Silver Creek Retirement Proj.) Series A, 2.96%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(c)	5,100,000	5,100,000
(Woodland Retirement Proj.) Series A, 2.96%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(c)	6,875,000	6,875,000
		113,150,000
West Virginia - 0.4%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.) Series 1990 B, 3.02%, LOC Deutsche Bank AG, VRDN (a)(b)(c)	1,070,000	1,070,000
West Virginia Gen. Oblig. Participating VRDN Series MSTC 00 12, 3% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	6,000,000	6,000,000
		7,070,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Wisconsin - 0.1%
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 3.11%, LOC JPMorgan Chase Bank, VRDN (b)(c)	$ 1,100,000	$ 1,100,000
Wyoming - 0.5%
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 2.97%, VRDN (b)	8,700,000	8,700,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,632,705,079)		1,632,705,079
NET OTHER ASSETS - 0.3%		4,114,082
NET ASSETS - 100%		$ 1,636,819,161
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005

Assets
Investment in securities, at value (cost $1,632,705,079) - See accompanying schedule		$ 1,632,705,079
Cash		4,978
Receivable for investments sold on a delayed delivery basis		11,329,872
Interest receivable		5,901,683
Prepaid expenses		6,263
Other receivables		1,100
Total assets		1,649,948,975

Liabilities
Payable for investments purchased Regular delivery	$ 7,710,000
Delayed delivery	1,070,399
Distributions payable	4,314,486
Other payables and accrued expenses	34,929
Total liabilities		13,129,814

Net Assets		$ 1,636,819,161
Net Assets consist of:
Paid in capital		$ 1,636,804,245
Undistributed net investment income		14,916
Net Assets, for 1,636,458,272 shares outstanding		$ 1,636,819,161
Net Asset Value, offering price and redemption price per share ($1,636,819,161 ÷ 1,636,458,272 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended May 31, 2005

Investment Income
Interest		$ 40,769,562

Expenses
Independent trustees' compensation	$ 13,123
Custodian fees and expenses	46,239
Audit	36,024
Legal	319
Insurance	13,504
Miscellaneous	361
Total expenses		109,570
Net investment income		40,659,992
Net realized gain (loss) on investment securities		28,900
Net increase in net assets resulting from operations		$ 40,688,892

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended May 31, 2005	Year ended May 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 40,659,992	$ 22,299,106
Net realized gain (loss)	28,900	206,304
Net increase in net assets resulting from operations	40,688,892	22,505,410
Distributions to shareholders from net investment income	(40,650,916)	(22,299,106)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	7,540,927,400	12,697,363,299
Cost of shares redeemed	(8,446,075,000)	(12,031,103,678)
Net increase (decrease) in net assets and shares resulting from share transactions	(905,147,600)	666,259,621
Total increase (decrease) in net assets	(905,109,624)	666,465,925

Net Assets
Beginning of period	2,541,928,785	1,875,462,860
End of period (including undistributed net investment income of $14,916 and $0, respectively)	$ 1,636,819,161	$ 2,541,928,785

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.017	.010	.014	.019	.039
Distributions from net investment income	(.017)	(.010)	(.014)	(.019)	(.039)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.76%	1.02%	1.38%	1.93%	4.01%
Ratios to Average Net Assets B
Expenses before expense reductions	.0046%	.0040%	.0045%	.0092%	.0101%
Expenses net of voluntary waivers, if any	.0046%	.0040%	.0045%	.0092%	.0101%
Expenses net of all reductions	.0046%	.0030%	.0025%	.0068%	.0073%
Net investment income	1.69%	1.01%	1.36%	1.75%	3.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,636,819	$ 2,541,929	$ 1,875,463	$ 1,442,613	$ 513,360

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2005

1. Significant Accounting Policies.

Fidelity Municipal Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	14,916

Cost for federal income tax purposes	$ 1,632,705,079

The tax character of distributions paid was as follows:

	May 31, 2005	May 31, 2004
Tax-exempt Income	$ 40,650,916	$ 22,299,106

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Annual Report

Notes to Financial Statements - continued

4. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Municipal Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Cash Central Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 8, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 308 funds advised by FMR or an affiliate. Mr. McCoy oversees 310 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 299 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1996

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Municipal Cash Central (2001-present). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Revere Street Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System (1996-present).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Revere Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2000

Vice President of Municipal Cash Central. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (57)

Year of Election or Appointment: 2002

Vice President of Municipal Cash Central. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Norman U. Lind (49)

Year of Election or Appointment: 2001

Vice President of Municipal Cash Central. Mr. Lind also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Lind managed a variety of Fidelity funds.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Municipal Cash Central. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Municipal Cash Central. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Municipal Cash Central. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Municipal Cash Central. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002-present) and President of Fidelity Investment Operations (2005-present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998-2005). Mr. Hayes serves as President of Fidelity Service Company (2003-present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002-2005).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Municipal Cash Central. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Municipal Cash Central. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Municipal Cash Central. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Municipal Cash Central. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (35)

Year of Election or Appointment: 2005

Deputy Treasurer of Municipal Cash Central. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

John H. Costello (58)
Year of Election or Appointment: 1997 Assistant Treasurer of Municipal Cash Central. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of Municipal Cash Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (50)
Year of Election or Appointment: 2002 Assistant Treasurer of Municipal Cash Central. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

Distributions

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended May 31, 2005, $21,788, or, if subsequently determined to be different, the net capital gain of such year, and for dividends with respect to the taxable year ended May 31, 2004, $112,363, or, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

During fiscal year ended 2005, 100% of the fund's income dividends was free from federal income tax, and 70.85% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

Fidelity® Securities Lending
Cash Central Fund

Annual Report

May 31, 2005

1.734009.106 407377

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Actual	$ 1,000.00	$ 1,012.70	$ .05
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.88	$ .05

* Expenses are equal to the Fund's annualized expense ratio of .0096%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/05	% of fund's investments 11/30/04	% of fund's investments 5/31/04
0 - 30	95.1	79.9	68.3
31 - 90	4.9	10.2	13.5
91 - 180	0.0	9.9	9.2
181 - 397	0.0	0.0	9.0
Weighted Average Maturity
	5/31/05	11/30/04	5/31/04
Fidelity Securities Lending Cash Central Fund	5 Days	22 Days	50 Days
All Taxable Money Market Funds Average*	35 Days	40 Days	51 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2005	As of November 30, 2004
Government Securities 7.0%	Government Securities 28.3%
Repurchase Agreements 93.2%	Repurchase Agreements 71.8%
Net Other Assets** (0.2)%	Net Other Assets**(0.1)%

** Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	5/31/05	3/1/05	11/30/04	8/31/04	6/1/04
Fidelity Securities Lending Cash Central Fund	3.06%	2.52%	2.00%	1.49%	1.09%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments May 31, 2005

Showing Percentage of Net Assets

Federal Agencies - 7.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 4.5%
Agency Coupons - 3.2%
6/6/05	2.82% (a)	$ 115,000,000	$ 114,981,813
6/21/05	2.93 (a)	100,000,000	99,908,718
8/22/05	3.18 (a)	100,000,000	99,939,045
			314,829,576
Discount Notes - 1.3%
8/8/05	3.03	125,000,000	124,292,847
			439,122,423
Federal Home Loan Bank - 2.5%
Agency Coupons - 2.5%
8/10/05	3.12 (a)	50,000,000	49,969,478
8/26/05	3.17 (a)	200,000,000	199,973,987
			249,943,465
TOTAL FEDERAL AGENCIES			689,065,888
Repurchase Agreements - 93.2%
		Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations) dated 5/31/05 due 6/1/05 At:
3.07% (c)		$ 8,150,892,267	8,150,197,000
3.08% (c)		415,495,489	415,460,000
With Goldman Sachs & Co. At 3.16%, dated:
5/24/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $287,640,000, 0%, 5/25/35) (a)(b)		282,923,746	282,000,000
5/31/05 due 6/1/05 (Collateralized by Mortgage Loan Obligations valued at $239,594,826, 0.99% - 7.59%, 11/25/18 - 9/25/42)		235,020,644	235,000,000
TOTAL REPURCHASE AGREEMENTS			9,082,657,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $9,771,722,888)			9,771,722,888
NET OTHER ASSETS - (0.2)%			(23,981,318)
NET ASSETS - 100%			$ 9,747,741,570
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) The maturity amount is based on the rate at period end.
(c) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$8,150,197,000 due 6/1/05 at 3.07%
Banc of America Securities LLC	$ 1,619,126,048
Bank of America, National Association	138,386,842
Barclays Capital Inc.	2,048,125,255
Countrywide Securities Corporation	553,547,367
Credit Suisse First Boston LLC	138,386,842
Morgan Stanley & Co. Incorporated.	1,833,625,652
UBS Securities LLC	1,799,028,942
Wachovia Capital Markets, LLC	19,970,052
$ 8,150,197,000

$415,460,000 due 6/1/05 at 3.08%
Banc of America Securities LLC	$ 183,761,154
Credit Suisse First Boston LLC	159,792,308
Morgan Stanley & Co. Incorporated.	71,906,538
$ 415,460,000
Income Tax Information
At May 31, 2005, the fund had a capital loss carryforward of approximately $387,080 of which $37,595 and $349,485 will expire on May 31, 2012 and 2013, respectively.

A total of 6.26% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005

Assets
Investment in securities, at value (including repurchase agreements of $9,082,657,000) (cost $9,771,722,888) - See accompanying schedule		$ 9,771,722,888
Cash		492
Interest receivable		2,604,171
Prepaid expenses		13,815
Total assets		9,774,341,366

Liabilities
Distributions payable	$ 26,500,933
Other affiliated payables	66,084
Other payables and accrued expenses	32,779
Total liabilities		26,599,796

Net Assets		$ 9,747,741,570
Net Assets consist of:
Paid in capital		$ 9,748,337,983
Undistributed net investment income		5,495
Accumulated undistributed net realized gain (loss) on investments		(601,908)
Net Assets, for 9,748,284,113 shares outstanding		$ 9,747,741,570
Net Asset Value, offering price and redemption price per share ($9,747,741,570 ÷ 9,748,284,113 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended May 31, 2005

Investment Income
Interest		$ 144,145,577

Expenses
Accounting fees and expenses	$ 540,807
Independent trustees' compensation	33,389
Custodian fees and expenses	29,219
Audit	33,926
Legal	408
Miscellaneous	27,050
Total expenses before reductions	664,799
Expense reductions	(17,549)	647,250
Net investment income		143,498,327
Net realized gain (loss) on investment securities		(453,541)
Net increase in net assets resulting from operations		$ 143,044,786

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended May 31, 2005	Year ended May 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 143,498,327	$ 55,170,737
Net realized gain (loss)	(453,541)	(131,362)
Net increase in net assets resulting from operations	143,044,786	55,039,375
Distributions to shareholders from net investment income	(143,636,219)	(55,035,397)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	48,968,416,680	34,199,994,003
Cost of shares redeemed	(47,169,891,539)	(30,536,702,139)
Net increase (decrease) in net assets and shares resulting from share transactions	1,798,525,141	3,663,291,864
Total increase (decrease) in net assets	1,797,933,708	3,663,295,842

Net Assets
Beginning of period	7,949,807,862	4,286,512,020
End of period (including undistributed net investment income of $5,495 and undistributed net investment income of $143,387, respectively)	$ 9,747,741,570	$ 7,949,807,862

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.020	.011	.016	.025	.060
Distributions from net investment income	(.020)	(.011)	(.016)	(.025)	(.060)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.04%	1.11%	1.59%	2.57%	6.22%
Ratios to Average Net Assets B
Expenses before expense reductions	.0099%	.0102%	.0113%	.0115%	.0107%
Expenses net of voluntary waivers, if any	.0099%	.0102%	.0113%	.0115%	.0107%
Expenses net of all reductions	.0096%	.0102%	.0113%	.0113%	.0105%
Net investment income	2.13%	1.10%	1.53%	2.56%	6.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,747,742	$ 7,949,808	$ 4,286,512	$ 3,829,173	$ 4,029,347

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2005

1. Significant Accounting Policies.

Fidelity Securities Lending Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	5,495
Capital loss carryforward	(387,080)

Cost for federal income tax purposes	$ 9,771,722,888

The tax character of distributions paid was as follows:

	May 31, 2005	May 31, 2004
Ordinary Income	$ 143,636,219	$ 55,035,397

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

Notes to Financial Statements - continued

4. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $17,549.

5. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Securities Lending Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Securities Lending Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Securities Lending Cash Central Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 8, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 308 funds advised by FMR or an affiliate. Mr. McCoy oversees 310 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 299 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1996

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Securities Lending Cash Central (2001-present). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Executive Director of FMR (2005-present). Previously,
Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Revere Street Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System (1996-present).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Revere Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2000

Vice President of Securities Lending Cash Central. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (57)

Year of Election or Appointment: 2002

Vice President of Securities Lending Cash Central. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Timothy Huyck (40)

Year of Election or Appointment: 2004

Vice President of Securities Lending Cash Central. Mr Huyck also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Huyck managed a variety of Fidelity funds.

Eric D. Roiter (56)

Year of Election or Appointment: 1999

Secretary of Securities Lending Cash Central. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Securities Lending Cash Central. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Securities Lending Cash Central. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Securities Lending Cash Central. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002-present) and President of Fidelity Investment Operations (2005-present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998-2005). Mr. Hayes serves as Persident of Fidelity Service Company (2003-present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002-2005).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Securities Lending Cash Central. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Securities Lending Cash Central. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Securities Lending Cash Central. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Securities Lending Cash Central. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (35)

Year of Election or Appointment: 2005

Deputy Treasurer of Securities Lending Cash Central. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

John H. Costello (58)
Year of Election or Appointment: 1999 Assistant Treasurer of Securities Lending Cash Central. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of Securities Lending Cash Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (50)
Year of Election or Appointment: 2002 Assistant Treasurer of Securities Lending Cash Central. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

Fidelity® Tax-Free
Cash Central Fund

Annual Report

May 31, 2005

1.795174.101 407027

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Actual	$ 1,000.00	$ 1,010.20	$ .26
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.68	$ .26

* Expenses are equal to the Fund's annualized expense ratio of .0514%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 5/31/05	% of fund's investments 11/30/04	% of fund's investments 5/31/04
0 - 30	100.0	100.0	100.0
Weighted Average Maturity
	5/31/05	11/30/04	5/31/04
Fidelity Tax-Free Cash Central Fund	2 Days	3 Days	5 Days
All Tax-Free Money Market Funds Average*	22 Days	35 Days	32 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2005	As of November 30, 2004
Variable Rate Demand Notes (VRDNs) 99.9%	Variable Rate Demand Notes (VRDNs) 95.2%
Net Other Assets 0.1%	Net Other Assets 4.8%

Current and Historical Seven-Day Yields

	5/30/05	2/28/05	11/29/04	8/30/04	5/31/04
Fidelity Tax-Free Cash Central Fund	2.88%	1.65%	1.67%	1.30%	1.08%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments May 31, 2005

Showing Percentage of Net Assets

Municipal Securities - 99.9%
	Principal Amount	Value (Note 1)
Alabama - 3.3%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 A, 2.98%, VRDN (a)	$ 2,000,000	$ 2,000,000
Jefferson County Ltd. Oblig. School Warrants Series B, 2.99% (AMBAC Insured), VRDN (a)	100,000	100,000
		2,100,000
Alaska - 2.3%
Valdez Marine Term. Rev. (BP Pipelines, Inc. Proj.):
Series 2003 A, 2.98%, VRDN (a)	350,000	350,000
Series B, 2.98%, VRDN (a)	1,100,000	1,100,000
		1,450,000
Florida - 8.2%
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 2.99%, VRDN (a)	3,000,000	3,000,000
Pinellas County Health Facilities Auth. Rev. (Bayfront Med. Ctr., Inc. Projs.) 2.99%, LOC Suntrust Bank, VRDN (a)	1,300,000	1,300,000
Univ. of Florida Athletic Assoc. Cap. Impt. Rev. Series 1990, 3.05%, LOC Suntrust Bank, VRDN (a)	1,000,000	1,000,000
		5,300,000
Illinois - 8.7%
Chicago Gen. Oblig. Participating VRDN Series Merlots B24, 3% (Liquidity Facility Wachovia Bank NA) (a)(b)	1,155,000	1,155,000
Illinois Dev. Fin. Auth. Rev. (Jewish Federation Metropolitan Chicago Projs.) 2.98% (AMBAC Insured), VRDN (a)	3,440,000	3,440,000
Metropolitan Pier & Exposition Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 04 49 Class A, 3% (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
		5,595,000
Indiana - 10.3%
Hammond Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1994, 2.98% (BP PLC Guaranteed), VRDN (a)	1,600,000	1,600,000
Indiana Trans. Fin. Auth. Hwy. Participating VRDN Series Piper 04 E, 3.04% (Liquidity Facility Bank of New York, New York) (a)(b)	5,000,000	5,000,000
		6,600,000
Iowa - 0.8%
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) 3.01%, LOC Bank of America NA, VRDN (a)	500,000	500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - 4.3%
Massachusetts Gen. Oblig. (Central Artery Proj.):
Series 2000 A, 2.98% (Liquidity Facility Landesbank Baden-Wuerttemberg), VRDN (a)	$ 1,675,000	$ 1,675,000
Series B, 2.98%, VRDN (a)	1,100,000	1,100,000
		2,775,000
Michigan - 11.5%
Detroit Swr. Disp. Rev.:
Participating VRDN Series PT 2595, 2.99% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	500,000	500,000
Series B, 2.97% (FSA Insured), VRDN (a)	860,000	860,000
Michigan State Univ. Revs. Series 2002 A, 2.97% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	800,000	800,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Symphony Orchestra, Inc. Proj.) Series 2001 B, 2.98%, LOC Standard Fed. Bank, VRDN (a)	2,900,000	2,900,000
Univ. of Michigan Univ. Revs. Series 1992 A, 2.98%, VRDN (a)	2,300,000	2,300,000
		7,360,000
Mississippi - 1.7%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 2.98%, VRDN (a)	1,100,000	1,100,000
Missouri - 4.2%
Missouri Health & Edl. Facilities Auth. Rev. (Washington Univ. Proj.) Series A, 2.98% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	2,700,000	2,700,000
New Jersey - 1.6%
New Jersey Gen. Oblig. Participating VRDN Series LB04 L55J, 3.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	1,000,000	1,000,000
New Mexico - 5.9%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 2.97%, LOC Barclays Bank PLC, VRDN (a)	3,810,000	3,810,000
Non State Specific - 0.1%
Clipper Tax-Exempt Ctfs. Trust Participating VRDN Series Clipper 05 7, 3.08% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	100,000	100,000
Oklahoma - 8.6%
Tulsa County Indl. Auth. Rev. (Montereau Warren Woods Proj.) 2.98%, LOC BNP Paribas SA, VRDN (a)	5,505,000	5,505,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - 4.6%
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 3.06%, VRDN (a)	$ 600,000	$ 600,000
Geisinger Auth. Health Sys. Rev. (Geisinger Health Sys. Proj.) Series 2000, 2.98% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	460,000	460,000
Pennsylvania Gen. Oblig. Participating VRDN Series Merlots 04 B15, 3% (Liquidity Facility Wachovia Bank NA) (a)(b)	1,895,000	1,895,000
		2,955,000
South Carolina - 1.6%
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Allen Univ. Proj.) 3.01%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Tennessee - 4.9%
Sevier County Pub. Bldg. Auth. Rev.:
Series 6A1, 3% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	1,870,000	1,870,000
Series IV B6, 3% (FSA Insured), VRDN (a)	1,300,000	1,300,000
		3,170,000
Texas - 4.5%
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.):
Series 2001 2, 2.98% (MBIA Insured), VRDN (a)	1,000,000	1,000,000
Series B2, 2.98% (MBIA Insured), VRDN (a)	1,775,000	1,775,000
Denton County Gen. Oblig. Participating VRDN Series SGA 117, 3% (Liquidity Facility Societe Generale) (a)(b)	100,000	100,000
		2,875,000
Utah - 1.9%
Salt Lake County Poll. Cont. Rev. (Svc. Station Hldgs., Inc. Proj.) Series 1994, 2.98%, VRDN (a)	1,200,000	1,200,000
Washington - 2.3%
Washington Health Care Facilities Auth. Rev. (Providence Svcs. Proj.) Series 2002 A, 2.98% (MBIA Insured), VRDN (a)	1,475,000	1,475,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Wyoming - 8.6%
Platte County Poll. Cont. Rev. (Tri-State Generation & Transmission Assoc. Proj.) Series 1984 A, 3.05%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (a)	$ 5,550,000	$ 5,550,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $64,120,000)		64,120,000
NET OTHER ASSETS - 0.1%		84,210
NET ASSETS - 100%		$ 64,204,210
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005

Assets
Investment in securities, at value (cost $64,120,000) - See accompanying schedule		$ 64,120,000
Cash		10,293
Interest receivable		240,643
Prepaid expenses		362
Total assets		64,371,298

Liabilities
Distributions payable	$ 142,803
Other payables and accrued expenses	24,285
Total liabilities		167,088

Net Assets		$ 64,204,210
Net Assets consist of:
Paid in capital		$ 64,204,302
Distributions in excess of net investment income		(462)
Accumulated undistributed net realized gain (loss) on investments		370
Net Assets, for 64,204,301 shares outstanding		$ 64,204,210
Net Asset Value, offering price and redemption price per share ($64,204,210 ÷ 64,204,301 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended May 31, 2005

Investment Income
Interest		$ 2,647,590

Expenses
Independent trustees' compensation	$ 1,093
Custodian fees and expenses	6,574
Audit	32,603
Legal	9
Miscellaneous	647
Total expenses before reductions	40,926
Expense reductions	(3,188)	37,738
Net investment income		2,609,852
Net realized gain (loss) on investment securities		399
Net increase in net assets resulting from operations		$ 2,610,251

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended May 31, 2005	February 3, 2004 (commencement of operations) to May 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,609,852	$ 952,099
Net realized gain (loss)	399	(29)
Net increase in net assets resulting from operations	2,610,251	952,070
Distributions to shareholders from net investment income	(2,610,313)	(952,099)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,749,339,100	1,735,241,501
Cost of shares redeemed	(1,929,973,500)	(1,490,402,800)
Net increase (decrease) in net assets and shares resulting from share transactions	(180,634,400)	244,838,701
Total increase (decrease) in net assets	(180,634,462)	244,838,672

Net Assets
Beginning of period	244,838,672	-
End of period (including distributions in excess of net investment income of $462, and $0, respectively)	$ 64,204,210	$ 244,838,672

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2005	2004 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.017	.003
Distributions from net investment income	(.017)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	1.69%	.32%
Ratios to Average Net Assets E
Expenses before expense reductions	.0237%	.0290% A
Expenses net of voluntary waivers, if any	.0237%	.0145% A
Expenses net of all reductions	.0218%	.0131% A
Net investment income	1.51%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,204	$ 244,839

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period February 3, 2004 (commencement of operations) to May 31, 2004.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2005

1. Significant Accounting Policies.

Fidelity Tax-Free Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to excise tax regulations.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-

Cost for federal income tax purposes	$ 64,120,000

The tax character of distributions paid was as follows:

	May 31, 2005	May 31, 2004
Tax-exempt Income	$2,610,313	$952,099

2. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR), provides the fund with investment management services. The fund does not pay any fees for these services.

3. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3,188.

4. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Tax-Free Cash Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tax-Free Cash Central Fund (the Fund), a fund of Fidelity Revere Street Trust, including the portfolio of investments, as of May 31, 2005, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and the period from February 3, 2004 (commencement of operations) to May 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tax-Free Cash Central Fund as of May 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and the period from February 3, 2004 (commencement of operations) to May 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 8, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 308 funds advised by FMR or an affiliate. Mr. McCoy oversees 310 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 299 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1996

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Tax-Free Cash Central (2004-present). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Revere Street Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System (1996-present).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Revere Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2004

Vice President of Tax-Free Cash Central. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Norman U. Lind (49)

Year of Election or Appointment: 2004

Vice President of Tax-Free Cash Central. Mr. Lind also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Lind managed a variety of Fidelity funds.

Eric D. Roiter (56)

Year of Election or Appointment: 2004

Secretary of Tax-Free Cash Central. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2004

Assistant Secretary of Tax-Free Cash Central. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Tax-Free Cash Central. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Tax-Free Cash Central. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002-present) and President of Fidelity Investment Operations (2005-present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998-2005). Mr. Hayes serves as President of Fidelity Service Company (2003-present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002-2005).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Tax-Free Cash Central. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2004

Deputy Treasurer of Tax-Free Cash Central. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Tax-Free Cash Central. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Tax-Free Cash Central. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (35)

Year of Election or Appointment: 2005

Deputy Treasurer of Tax-Free Cash Central. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

John H. Costello (58)
Year of Election or Appointment: 2004 Assistant Treasurer of Tax-Free Cash Central. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of Tax-Free Cash Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Tax-Free Cash Central. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

Distributions

During fiscal year ended 2005, 100% of the fund's income dividends was free from federal income tax, and 0% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

Item 2. Code of Ethics

As of the end of the period, May 31, 2005, Fidelity Revere Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended May 31, 2005 and May 31, 2004, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Cash Central Fund, Fidelity Municipal Cash Central Fund and Fidelity Security Lending Cash Central Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A
Fidelity Cash Central Fund	$29,000	$24,000
Fidelity Municipal Cash Central Fund	$32,000	$24,000
Fidelity Security Lending Cash Central Fund	$29,000	$24,000
All funds in the Fidelity Group of Funds audited by PwC	$11,500,000	$10,700,000
A	Aggregate amounts may reflect rounding.

For the fiscal years ended May 31, 2005 and May 31, 2004, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Tax-Free Cash Central Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A,B
Fidelity Tax-Free Cash Central Fund	$25,000	$18,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$4,800,000	$4,500,000
A	Aggregate amounts may reflect rounding.
B	Fidelity Tax-Free Cash Central Fund commenced operations on February 3, 2004.

(b) Audit-Related Fees.

In each of the fiscal years ended May 31, 2005 and May 31, 2004, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004 A
Fidelity Cash Central Fund	$0	$0
Fidelity Municipal Cash Central Fund	$0	$0
Fidelity Security Lending Cash Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended May 31, 2005 and May 31, 2004, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004 A, B
Fidelity Tax-Free Cash Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B	Fidelity Tax-Free Cash Central Fund commenced operations on February 3, 2004.

In each of the fiscal years ended May 31, 2005 and May 31, 2004, the aggregate Audit-Related Fees that were billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005 A	2004A,B
PwC	$0	$50,000
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B	Amounts billed by Deloitte Entities may include amounts billed prior to Fidelity Tax-Free Cash Central Fund's commencement of operations.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended May 31, 2005 and May 31, 2004, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A
Fidelity Cash Central Fund	$1,700	$1,500
Fidelity Municipal Cash Central Fund	$1,700	$1,500
Fidelity Security Lending Cash Central Fund	$1,700	$1,500
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended May 31, 2005 and May 31, 2004, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2005A	2004A, B
Fidelity Tax-Free Cash Central Fund	$2,800	$2,700
A	Aggregate amounts may reflect rounding.
B	Fidelity Tax-Free Cash Central Fund commenced operations on February 3, 2004.

In each of the fiscal years ended May 31, 2005 and May 31, 2004, the aggregate Tax Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A,B
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B	Amounts billed by Deloitte Entities may include amounts billed prior to Fidelity Tax-Free Cash Central Fund's commencement of operations.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended May 31, 2005 and May 31, 2004, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A
Fidelity Cash Central Fund	$400	$1,000
Fidelity Municipal Cash Central Fund	$400	$1,000
Fidelity Security Lending Cash Central Fund	$400	$1,000
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended May 31, 2005 and May 31, 2004, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2005A	2004A, B
Fidelity Tax-Free Cash Central Fund	$ 0	$0
A	Aggregate amounts may reflect rounding.
B	Fidelity Tax-Free Cash Central Fund commenced operations on February 3, 2004.

In each of the fiscal years ended May 31, 2005 and May 31, 2004, the aggregate Other Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A,B
PwC	$450,000	$165,000
Deloitte Entities	$320,000	$680,000
A	Aggregate amounts may reflect rounding.
B	Amounts billed by Deloitte Entities may include amounts billed prior to Fidelity Tax-Free Cash Central Fund's commencement of operations.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2005 and May 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2005 and May 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2005 and May 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2005 and May 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2005 and May 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2005 and May 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended May 31, 2005, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2005
Fidelity Cash Central Fund	0%
Fidelity Municipal Cash Central Fund	0%
Fidelity Security Lending Cash Central Fund	0%

According to Deloitte Entities for the fiscal year ended May 31, 2005, the percentage of hours spent on the audit of the fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of Deloitte Entities is as follows:

Fund	2005
Fidelity Tax-Free Cash Central Fund	0%

(g) For the fiscal years ended May 31, 2005 and May 31, 2004, the aggregate fees billed by PwC of $2,950,000A and $1,850,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A
Covered Services	$450,000	$200,000
Non-Covered Services	$2,500,000	$1,650,000
A	Aggregate amounts may reflect rounding.

For the fiscal years ended May 31, 2005 and May 31, 2004, the aggregate fees billed by Deloitte Entities of $750,000A and $1,900,0000A, B for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A,B
Covered Services	$350,000	$700,000
Non-Covered Services	$400,000	$1,200,000
A	Aggregate amounts may reflect rounding.
B	Amounts billed by Deloitte Entities may include amounts billed prior to Fidelity Tax-Free Cash Central Fund's commencement of operations.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audit of the funds, taking into account representations from PwC and Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding their independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 20, 2005